34. Insurance coverage (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of types of insurance contracts [line items]
Insurance policies	R$ 315
General Civil Liability [Member]
Disclosure of types of insurance contracts [line items]
Insurance policies	100
Civil Responsibility [Member]
Disclosure of types of insurance contracts [line items]
Insurance policies	134
Fraud And Risk (Criminal) [Member]
Disclosure of types of insurance contracts [line items]
Insurance policies	44
Damage Protection And Cybersecurity Responsibility (Cyber) [Member]
Disclosure of types of insurance contracts [line items]
Insurance policies	R$ 37